Taxes on Income - Schedule of Theoretical Tax (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Theoretical Tax [Abstract]
Theoretical tax credit at applicable statutory rate	23.00%	23.00%	23.00%